Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in shares)	200,000,000	200,000,000
Common Stock, Shares, Issued (in shares)	2,866,591	2,890,547
Common Stock, Shares, Outstanding (in shares)	2,866,591	2,890,547